Jun. 28, 2017

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 5, 2018,

to the Summary Prospectus dated July 12, 2017, Prospectus,

and Statement of Additional Information (the “SAI”),

each dated June 28, 2017 (as revised July 7, 2017)

for each of iShares ESG USD Corporate Bond ETF (SUSC)

and iShares ESG 1-5 Year USD Corporate Bond ETF (SUSB)

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

SUSC

Change in SUSC’s “Principal Investment Strategies”

The second paragraph on page S-2 of the section of the SUSC Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Index Provider begins with the Parent Index, excludes companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, as well as companies involved in very severe business controversies (in each case as determined by MSCI ESG Research), and then follows a quantitative process in an effort to determine optimal weights for securities to maximize exposure to securities of companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to the Parent Index.

SUSB

Change in SUSB’s “Principal Investment Strategies”

The second paragraph on page S-2 of the section of the SUSB Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Index Provider begins with the Parent Index, excludes companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, as well as companies involved in very severe business controversies (in each case as determined by MSCI ESG Research), and then follows a quantitative process in an effort to determine optimal weights for securities to maximize exposure to securities of companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to the Parent Index.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.